Note 1 - Basis of Presentation and General Information 1 (Details) $ / shares in Units, $ in Thousands				4 Months Ended	8 Months Ended	12 Months Ended
	May 06, 2025 shares	Apr. 29, 2025 shares	Jul. 11, 2024 $ / shares shares	May 06, 2025 USD ($)	Dec. 31, 2025 $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Apr. 17, 2025
Number of Controlled Companies									67
Number of Dry Bulk Vessels					31	31
Carrying Capacity of Dry Bulk Vessels at Period End (DWT)					2,842,297	2,842,297
Number of Chartered-in Vessels					59	100	0	0
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
General and Administrative Expenses, Related Parties | $						$ 3,869	$ 0	$ 0
Spinoff [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares	24,022,218	24,012,218
Number of Parent Company Shares Per Subsidiary Share	5			5
Costamare Inc. [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares			10,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares			$ 0.0001
Costamare Bulkers Holdings Limited Predecessor [Member]
Number of Controlled Companies							67
Number of Dry Bulk Vessels							38
Carrying Capacity of Dry Bulk Vessels at Period End (DWT)							3,016,855
Number of Chartered-in Vessels				87			167	93
General and Administrative Expenses, Related Parties | $				$ 528			$ 3,940	$ 3,347
Costamare Bulkers Holdings Limited Predecessor [Member] | Spinoff [Member]
Number of Parent Company Shares Per Subsidiary Share	5			5
Costamare Bulkers Holdings Limited Predecessor [Member] | Costamare Bulkers Inc. ("CBI") [Member]
Number of Chartered-in Vessels							50
Number of Chartered-in Vessels on a Time Charter Trip							1
Costamare Bulkers Holdings Limited Predecessor [Member] | Costamare Inc. [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares			10,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares			$ 0.0001
General and Administrative Expenses, Related Parties | $				$ 1,871			$ 6,444	$ 3,709